Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Operating activities
Net income (loss)	$ 103.6	$ 58.1	$ 68.9
Items not affecting cash:
Depreciation and amortization	130.7	126.0	109.1
Income tax expense	24.5	17.6	24.6
Interest expense	44.7	44.4	34.0
Foreign exchange (gain) loss	(9.3)	0.8	0.3
Impairment losses	2.8	1.2	1.0
Loss (gain) on disposal of assets	0.3	0.1	(0.1)
Share-based payment	15.2	10.2	15.0
Remeasurement of put option	7.4	1.6	10.9
Remeasurement of contingent consideration	(16.1)	2.8	(2.9)
Total items not affecting cash	303.8	262.8	260.8
Changes in non-cash operating items	32.6	10.5	(75.4)
Income taxes paid	(5.2)	(66.3)	(37.0)
Interest paid	(38.8)	(42.4)	(32.1)
Net cash from operating activities	292.4	164.6	116.3
Investing activities
Purchase of property, plant and equipment	(17.7)	(54.9)	(45.2)
Investment in intangible assets	(0.2)	(1.0)	(2.2)
Initial direct costs of right-of-use assets	(0.5)	(0.6)	(0.7)
Net cash (outflow) inflow from business combination	0.0	(15.9)	2.8
Net cash used in investing activities	(18.4)	(72.4)	(45.3)
Financing activities
Transaction costs on financing activities	0.0	(0.2)	0.0
Normal course issuer bid purchase of subordinate voting shares	0.0	(141.4)	(26.7)
Principal payments on lease liabilities	(85.7)	(69.2)	(62.2)
Settlement of term loan derivative contracts	0.0	0.0	8.6
Issuance of shares	0.6	0.1	0.0
Net cash used in financing activities	(93.6)	(232.8)	(80.7)
Effects of foreign currency exchange rate changes on cash	9.1	(1.0)	8.5
Increase (decrease) in cash	189.5	(141.6)	(1.2)
Cash, beginning of period	144.9	286.5	287.7
Cash, end of period	334.4	144.9	286.5
Mainland China Facilities
Financing activities
Mainland China Facilities (repayments) borrowings	0.0	(9.8)	9.8
Japan Facility
Financing activities
Borrowing repayments	(5.4)	(8.3)	(5.7)
Term Loan
Financing activities
Borrowing repayments	(3.1)	(4.0)	(4.0)
Revolving Facility repayments
Financing activities
Borrowing repayments	$ 0.0	$ 0.0	$ (0.5)